GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL
GOODWILL

21.    GOODWILL

Goodwill represents an excess of consideration transferred plus the fair value of any non-controlling interest (“NCI”) in the acquiree at the acquisition date over the fair values of the identifiable net assets of the acquired entity. Goodwill is not amortized, but is tested for impairment (Note 22).

The change in the net carrying amount of goodwill for the years ended December 31, 2018 and 2017 by reportable segments was as follows:

	Russia	Moscow
	Convergent	fixed line	Ukraine	Other	Total
Balance at January 1, 2017
Gross amount of goodwill	30,266	1,083	95	7,223	38,667
Accumulated impairment loss	(1,466)	—	—	(3,516)	(4,982)
	28,800	1,083	95	3,707	33,685
Acquisitions (Note 5)	62	—	—	732	794
Reclassification	(81)	81	—	—	—
Currency translation adjustment	—	—	(8)	(190)	(198)
Balance at December 31, 2017
Gross amount of goodwill	30,247	1,164	87	7,765	39,263
Accumulated impairment loss	(1,466)	—	—	(3,516)	(4,982)
	28,781	1,164	87	4,249	34,281
Acquisitions (Note 5)	1,877	213	—	2,512	4,602
Impairment (Note 22)	—	—	—	(524)	(524)
Currency translation adjustment	—	—	19	729	748
Balance at December 31, 2018
Gross amount of goodwill	32,124	1,377	106	11,006	44,613
Accumulated impairment loss	(1,466)	—	—	(4,040)	(5,506)
	30,658	1,377	106	6,966	39,107